787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 36 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 38 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

As discussed with the Staff, the purpose of the Amendment is solely to reflect the change of the subclassification of the Aberdeen Emerging Markets Debt Local Currency Fund, a series of the Trust, from “diversified” to “non-diversified” as defined in Section 5(b) of the 1940 Act.  Consequently, on behalf of the Registrant, we request that the Amendment be given limited or no review by the staff of the Commission.

Concurrently herewith, the Registrant is also filing a request for acceleration of effectiveness of the Amendment to April 19, 2011.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138 or James O’Connor of Aberdeen Asset Management Inc. at (215) 405-5713.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	James O’Connor, Esq., Aberdeen Asset Management Inc.
Rose DiMartino, Esq., Willkie Farr & Gallagher LLP